Submission	Jul. 29, 2026
Submission [Line Items]
Central Index Key	0001631055
Registrant Name	GMF Leasing LLC
Registration File Number	333-285619
Form Type	SF-3
Submission Type	424H
Fee Exhibit Type	EX-FILING FEES